Financial Instruments (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
The exercise price of the option	$ 7 [1]
The expected dividends over the option's expected term	0.00%
Maturity date	Nov. 23, 2019
Minimum [Member]
Statement Line Items [Line Items]
The price of the ADS as of the valuation date	2.35
The expected volatility of the price of the ADS	79.20%
The risk-free interest rate for the option contractual term	1.97%
Maximum [Member]
Statement Line Items [Line Items]
The price of the ADS as of the valuation date	3.4
The expected volatility of the price of the ADS	116.10%
The risk-free interest rate for the option contractual term	2.52%

[1]	The lower of $7.00 or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date.